Cover	Oct. 07, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 07, 2022
Entity File Number	001-37370
Entity Registrant Name	MY SIZE, INC.
Entity Central Index Key	0001211805
Entity Tax Identification Number	51-0394637
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	HaYarden 4
Entity Address, Address Line Two	pob 1026
Entity Address, City or Town	Airport City
Entity Address, Country	IL
Entity Address, Postal Zip Code	7010000
City Area Code	972
Local Phone Number	3-600-9030
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.001 par value per share
Trading Symbol	MYSZ
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false